Note 29 - Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Note 29 - Related Party Transactions

29                    Related party transactions

As of December 31, 2020:

  San Faustin owned 713,605,187 shares in the Company, representing 60.45% of the Company’s capital and voting rights.

  San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint Holdings S.à.r.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned Tenaris shares.

     Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.

     No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned 0.08% of the Company’s outstanding shares.

Transactions and balances disclosed as with “non-consolidated parties” are those with companies over which Tenaris exerts significant influence or joint control in accordance with IFRS, but does not have control. All other transactions and balances with related parties which are not non-consolidated parties and which are not consolidated are disclosed as “Other”. The following transactions were carried out with related parties:

	(all amounts in thousands of U.S. dollars)	Year ended December 31,
		2020	2019	2018
(i)	Transactions
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	20,183	20,577	23,709
	Sales of goods to other related parties	18,243	69,972	131,548
	Sales of services to non-consolidated parties	5,829	5,620	7,641
	Sales of services to other related parties	5,049	4,386	5,647
		49,304	100,555	168,545
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	84,485	174,588	245,186
	Purchases of goods to other related parties	12,892	51,765	106,624
	Purchases of services to non-consolidated parties	6,979	9,404	9,556
	Purchases of services to other related parties	18,133	54,514	46,179
		122,489	290,271	407,545

	(all amounts in thousands of U.S. dollars)	At December 31,
		2020	2019
(ii)	Period-end balances
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	78,721	78,884
	Receivables from other related parties	4,447	10,400
	Payables to non-consolidated parties	(24,914)	(19,100)
	Payables to other related parties	(2,310)	(7,048)
		55,944	63,136
	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(2,042)	(2,064)
	Finance lease liabilities from other related parties	(810)	-
		(2,852)	(2,064)

In addition to the tables above, the Company issued various guarantees in favor of Techgen and GPC; for further details, please see note 13 (c and d) and note 26 (ii). No other material guarantees were issued in favor of other related parties.

Directors’ and senior management compensation

During the years ended December 31, 2020, 2019 and 2018, the cash compensation of Directors and Senior managers amounted to $27.4 million, $33.7 million and $33.7 million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received 522, 468 and 558 thousand units for a total amount of $5.0 million, $4.8 million and $5.6 million respectively in connection with the Employee retention and long term incentive program mentioned in note II.P.3 Employee benefits – Other long term benefits.